Financial instruments (Details 9) - CHF (SFr) SFr in Millions	Jun. 30, 2015	Dec. 31, 2014
Financial instruments
Cash and Due from Banks	SFr 240	SFr 304
Interest-bearing deposits with banks	2	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	80,636	104,283
Loans	19,778	22,913
Other assets	28,145	32,321
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(41,920)	(54,732)
Short-term borrowings	(4,256)	(3,861)
Long-term debt	(75,658)	(80,260)
Other liabilities	(14,169)	(16,933)
Aggregate fair value
Loans
Non-interest-earning loans	1,239	1,147
Financial instruments
Interest-bearing deposits with banks	2	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	80,636	104,283
Loans	19,778	22,913
Other assets	23,256	26,088
Due to banks and customer deposits	(777)	(914)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(41,920)	(54,732)
Short-term borrowings	(4,256)	(3,861)
Long-term debt	(75,658)	(80,260)
Other liabilities	(1,315)	(1,268)
Aggregate unpaid principal
Loans
Non-interest-earning loans	4,130	3,816
Financial instruments
Interest-bearing deposits with banks	2	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	80,426	104,027
Loans	20,646	23,782
Other assets	28,802	33,091
Due to banks and customer deposits	(742)	(873)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(41,940)	(54,661)
Short-term borrowings	(4,343)	(3,918)
Long-term debt	(77,421)	(80,344)
Other liabilities	(2,842)	(2,767)
Difference
Loans
Non-interest-earning loans, Difference	(2,891)	(2,669)
Financial instruments
Interest-bearing deposits with banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	210	256
Loans	(868)	(869)
Other assets	(5,546)	(7,003)
Due to banks and customer deposits	(35)	(41)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	20	(71)
Short-term borrowings	87	57
Long-term debt	1,763	84
Other liabilities	SFr 1,527	SFr 1,499